Fixed assets, net	6 Months Ended
Jun. 30, 2014
Fixed assets, net
Fixed assets, net

4                              Fixed assets, net

Fixed assets consist of vessels. Vessels’ cost, accumulated depreciation and changes thereto were as follows (in thousands):

	Vessel Cost	Accumulated Depreciation	Net Book Value
As of January 1, 2013	$4,576,106	$(589,968)	$3,986,138
Additions	46,839	(137,414)	(90,575)
Disposals	(172,226)	119,280	(52,946)
As of December 31, 2013	$4,450,719	$(608,102)	$3,842,617
Additions	563	(68,075)	(67,512)
Disposals	(120,376)	75,769	(44,607)
As of June 30, 2014	$4,330,906	$(600,408)	$3,730,498

i.	On February 26, 2014, the Company sold and delivered the Marathonas. The gross sale consideration was $11.5 million. The Marathonas was 23 years old. Refer to Note 15, Sale of Vessels.

ii.	On April 25, 2014, the Company sold and delivered the Commodore. The gross sale consideration was $11.1 million. The Commodore was 22 years old. Refer to Note 15, Sale of Vessels.

iii.	On May 15, 2014, the Company sold and delivered the Duka. The gross sale consideration was $11.0 million. The Duka was 22 years old. Refer to Note 15, Sale of Vessels.

iv.	On May 15, 2014, the Company sold and delivered the Mytilini. The gross sale consideration was $12.0 million. The Mytilini was 23 years old. Refer to Note 15, Sale of Vessels.

v.	On May 20, 2014, the Company sold and delivered the Messologi. The gross sale consideration was $12.1 million. The Messologi was 23 years old. Refer to Note 15, Sale of Vessels.

The residual value (estimated scrap value at the end of the vessels’ useful lives) of the fleet was estimated at $370.0 million as of June 30, 2014 and $404.6 million as of December 31, 2013. The Company has calculated the residual value of the vessels taking into consideration the 10 year average and the 5 year average of the scrap. The Company has applied uniformly the scrap value of $300 per ton for all vessels. The Company believes that $300 per ton is a reasonable estimate of future scrap prices, taking into consideration the cyclicality of the nature of future demand for scrap steel. Although the Company believes that the assumptions used to determine the scrap rate are reasonable and appropriate, such assumptions are highly subjective, in part, because of the cyclical nature of future demand for scrap steel.